GOODWILL AND PURCHASED INTANGIBLE ASSETS, NET - Textual (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Customer relationships	Dec. 31, 2012 Trade name	Dec. 31, 2012 Backlog	Sep. 30, 2012 West Texas Operations Processing_Facility	Oct. 31, 2010 West Texas Operations Processing_Facility	Oct. 31, 2012 Bode Gravel and Bode Concrete LLC	Oct. 30, 2012 Bode Gravel and Bode Concrete LLC Processing_Facility	Dec. 31, 2011 Bode Gravel and Bode Concrete LLC Mixer_Truck Portable_Processing_Facility
Goodwill and Intangibles [Line Items]
Number of plants acquired						4	3		2
Number of portable plants acquired										1
Goodwill	$ 10,717,000	$ 1,481,000				$ 1,000,000	$ 1,500,000	$ 8,200,000
Number of mixer trucks										41
Goodwill impairment	0
Useful life				10 years	5 months
Accumulated Amortization	$ 567,000		$ 225,000	$ 22,000	$ 320,000